Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of provisions and other liabilities

(in €‘000)	December 31, 2022	December 31, 2021
Jubilee provision
Current	—	—
Non-current	26	73
Total	26	73
Defined benefit provision
Current	—	—
Non-current	449	—
Total	449	—
Restructuring provision
Current	144	248
Non-current	—	—
Total	144	248
Warranty provision
Current	273	—
Non-current	—	—
Total	273	—
Share-based payment provision
Current	16,806	—
Non-current	—	—
Total	16,806	—
Other provisions
Current	—	—
Non-current	45	60
Total	45	60
Total provisions and other liabilities
Current	17,223	248
Non-current	520	133
Total	17,743	381

Summary of restructuring provision
The carrying amount of the restructuring provision recorded in the consolidated statement of financial position and the movements in the restructuring provision for the years ended December 31, 2022 and 2021 are presented below.

(in €‘000)	2022	2021
Current portion	248	364
Non-current portion	—	59
Carrying amount at 1 January	248	423
Movements
Additions	—	53
Releases	—	—
Used during the year	(104)	(228)
Interest accretion	—	—
Carrying amount at December 31	144	248
Current portion	144	248
Non-current portion	—	—
Carrying amount at December 31	144	248

Summary of maturities of total provisions
Maturities of total provisions as at December 31, 2022 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Jubilee provision	—	—	26	26
Defined benefit provision	34	129	286	449
Restructuring provision	144	—	—	144
Warranty provision	273	—	—	273
Share-based payment provision	16,806	—	—	16,806
Other provisions	—	—	45	45
Total	17,257	129	357	17,743